Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ (3,329)	$ 9,494,845	$ 15,801,107	$ 17,922,732
Adjustments to reconcile net income (loss) to net cash used in operating activities:
General and administrative expenses paid by related party under note payable	2,392	0	1,530	1,530
Offering costs allocated to derivative warrant liabilities		0	1,413,340	1,413,340
Change in fair value of derivative warrant liabilities	0	(9,600,000)	(20,800,000)	(23,933,330)
Income from investments held in Trust Account	0	(2,408,800)	(16,098)	(23,684)
Changes in operating assets and liabilities:
Prepaid expenses		(307,478)	(365,391)	(105,654)
Accounts payable		118,371	270,064	48,917
Accrued expenses		341,382	1,675,330	2,343,864
Franchise tax payable	937	(91,425)	147,448	120,488
Income tax payable		426,868	0
Net cash used in operating activities	0	(2,026,237)	(1,872,670)	(2,211,797)
Cash Flows from Investing Activities
Investment income released from Trust Account to pay for taxes		320,050	0
Cash deposited in Trust Account		0	(400,000,000)	(400,000,000)
Net cash provided by (used in) investing activities		320,050	(400,000,000)	(400,000,000)
Cash Flows from Financing Activities:
Repayment of note payable to related party	500	0	(192,312)	(192,312)
Proceeds received from initial public offering, gross		0	400,000,000	400,000,000
Proceeds received from private placement		0	10,000,000	10,000,000
Working Capital Loan—related party		1,900,000	570,000	920,000
Offering costs paid		0	(8,467,900)	(8,467,900)
Net cash provided by financing activities	500	1,900,000	401,909,788	402,259,788
Net change in cash	500	193,813	37,118	47,991
Cash—beginning of the period		48,491	500	500
Cash—end of the period	500	242,304	37,618	48,491
Supplemental disclosure of noncash activities:
Deferred offering costs included in accrued expenses		0	85,000	85,000
Deferred offering costs paid by related party under promissory note		0	51,890	51,890
Accounts payable paid through promissory note		0	750	750
Deferred underwriting commissions in connection with the initial public offering		$ 0	$ 14,000,000	14,000,000
Deferred offering costs paid in exchange for issuance of Class F common stock to Sponsor	25,000			0
Deferred offering costs included in accounts payable	750			0
Deferred offering costs included in accrued expenses	157,261			0
Deferred offering costs included in note payable	$ 135,250			$ 0